Accrued liabilities - Disclosure of accrued liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Salaries and related items	€ 17,853	€ 22,582	€ 19,341
Interest on external loans	1,815	0	124
Auditors, lawyers and consultants	7,287	5,508	3,702
Advertising and promotion	229	656	864
Rent	1,011	596	1,377
IT	514	1,113	1,465
Other accrued liabilities	8,357	11,245	13,069
Restructuring costs related to employees	0	133	28
Total	37,066	€ 41,833	€ 39,970
Tax matter accrual in France	€ 6,500